Financial Instruments - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Unused Capacity on Facility	$ 58,369,000	$ 23,976,000
Percentage change in interest rate on variable rate borrowings	0.10%
LIBOR Advances
Disclosure of detailed information about financial instruments [line items]
Maximum amount available	$ 125,000,000	$ 60,000,000